N-2	Feb. 13, 2026
Cover [Abstract]
Entity Central Index Key	0001896329
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	PIMCO Flexible Real Estate Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Effective March 16, 2026, the “Principal Investment Strategies” subsection of the “Prospectus Summary” section in the Prospectus and the “Principal Investment Strategies” subsection of the “Investment Objectives and Strategies” section of the Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing, under normal circumstances, in income-oriented real estate and debt secured by real estate. Under normal circumstances, the Fund’s portfolio will be principally comprised of properties, debt secured by properties and other investments providing direct or indirect exposure to properties, primarily located in the United States but may also be diversified on a global basis through investments in properties and debt secured by properties outside of the United States. To a lesser extent, and subject to the investment limitations described herein, the Fund also may invest in issuers in the real estate industry.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of its borrowings for investment purposes) in a portfolio of real estate, including in the form of property investments, equity investments in real estate or real estate-related companies, real estate related loans or other real estate debt investments and securities of real estate and real estate-related issuers or real estate related companies. The Fund may also invest in private real estate investment funds. The Fund’s investments in private real estate funds will be in private real estate funds that invest primarily in real estate debt and real estate equity investments of the types in which the Fund may invest directly. Investments included in the Fund’s 80% policy will be in an issuer that either invests 50% or more of its assets in real estate or derives at least 50% of its revenue from real estate, or is classified as a real estate company or an issuer engaged in the real estate industry according to an independent classification system, such as Standard Industrial Classification Codes or Global Industry Classification Standard, which are each methods for assigning a company to a specific economic sector and industry group that best defines its business operations. For purposes of the Fund’s 80% policy, the Fund values its derivative instruments based on their market value. The Fund will not invest more than 15% of its assets in private funds that rely on Section 3(c)(1) or 3(c)(7) of the Investment Company Act.
As a fundamental policy, the Fund will normally invest at least 25% of its total assets (i.e., concentrate) in real estate investments and mortgage-related assets issued by government agencies or other governmental entities or by private originators or issuers, which for purposes of this investment restriction the Fund treats collectively as an industry or group of industries (for purposes of this restriction, investment companies are not considered to be part of any industry).
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Location. The Fund intends to invest principally in major markets in the United States with the ability to selectively invest in other regions that PIMCO believes offer attractive risk-adjusted returns consistent with the objectives of the Fund.

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Property Types and Sectors. The Fund may invest across various property types and sectors including, but not limited to commercial, residential, industrial, office, retail, hospitality, and select niche sectors. The Fund’s exposure to any of the below property types may change based on PIMCO’s outlook. The following is not an exhaustive list of asset classes or strategies that the Fund may target, and the Fund may not target all (or any one) of the following asset classes or strategies at any given time:

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Commercial. Commercial properties generally include stabilized, income-oriented properties, which are properties that are well leased to tenants (that is, the property has favorable occupancy rates) and do not require material capital improvements. Commercial properties may include properties from the residential, industrial, office, retail, hospitality, and select niche sectors.

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Residential. Residential properties are generally defined as having five or more dwelling units that are part of a single complex and offered for rental use, and also include single-family residential properties offered for rental use. This may include apartment, student housing or senior living. Residential properties may also include existing single-family residential properties that are acquired in order to redevelop or renovate with the intention to resell within a short timeframe.

•	Industrial. Industrial properties are generally categorized as warehouse/distribution centers, research and development facilities, flex space or manufacturing.
•	Office. Office properties include conventional and other office properties.
•	Retail. Retail properties consist of shopping and entertainment properties, such as shopping malls, retail stores, shopping centers, etc.
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Hospitality. Hospitality properties are generally defined as hotels and lodging properties and can be further divided in various sub‑categories including (but not limited to) limited service, full service, etc.

•	Select Niche Sectors. Select niche sectors include sub‑segments of the real estate industry with purpose-built properties, such as data centers, life sciences, medical office, self-storage, etc.
The following sections further describe certain asset classes and strategies that the Fund may target. The following is not an exhaustive list of asset classes or strategies that the Fund may target, and the Fund is not obligated to target all (or any one) of the following asset classes or strategies.
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Private CRE Equity Investments: The Fund intends, under normal circumstances, to invest in stabilized income-oriented private commercial real estate and investments providing exposure to commercial real estate (“CRE”) located in the United States. However, the Fund may make investments in CRE with other characteristics (such as properties that are not well leased and generally require significant capital improvements, restructuring and/or repositioning) or other geographies at PIMCO’s discretion. The Fund may invest in various CRE property types and investments, including residential, industrial, office, retail, hospitality, and certain niche sectors. The Fund’s exposure to any of the aforementioned property types or sectors may change based on PIMCO’s outlook. While PIMCO generally expects to arrange for third-party property managers or joint venture partners to manage any such real estate investments, the Fund, PIMCO and/or their respective affiliates (as well as entities owned by or affiliated with any of the foregoing) may also provide such services.

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Private CRE Debt Investments: The Fund’s investments may include mortgage loans, mezzanine, preferred equity, transitional private debt secured by CRE properties and b‑notes (the secondary tranche in a commercial mortgage-backed security). Such investments may be of any credit quality (including below investment grade (commonly referred to as “high yield” securities or “junk bonds”)), may have any combination of principal and interest payment structures, may be newly-originated or existing, may have been originated to specific or general underwriting standards which vary according to the seller and may be of any size and any lien position (e.g., first-lien, second-lien or unsecured). In addition, the Fund may provide financing in respect of real estate or real estate-related assets or interests (including to finance construction, development or improvement projects, mortgage loan pay downs and/or mortgage loans), in each case directly or through companies acquired (or created) and owned by or otherwise affiliated with the Fund or PIMCO. Generally, the day‑to‑day administration of these investments will be handled by one or more servicers selected by PIMCO.

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Publicly Traded CRE Securities: The Fund’s investments in publicly traded real estate securities may include commercial mortgage backed securities (“CMBS”), residential mortgage backed securities (“RMBS”) and other equity or debt securities issued by REITs or real estate-related investment companies. Publicly traded securities may be exchange-traded or traded over‑the‑counter (“OTC”). Real estate-related investment companies are investment companies that primarily invest in real estate or activities relating to the ownership, construction, financing, management, servicing or sale of such real estate. The Fund may invest in securities of any credit quality, maturity and duration to enhance its income and capital appreciation potential and to provide liquidity to the overall portfolio. This may include below investment grade (or junk) securities. The Fund expects that its investments in publicly traded real estate securities will primarily be in U.S. securities, but it may also invest in non‑U.S. securities. When investing in another investment company, the Fund generally will consider such investment company’s 80% policy for purposes of determining whether to treat an investment therein towards the Fund’s 80% policy or, if the investment company does not have an 80% policy, the Fund may consider the underlying investment company’s portfolio holdings and related information. To the extent that an underlying investment company in which the Fund invests has adopted a policy to concentrate its investments in a particular industry, the Fund will, to the extent applicable, take such underlying investment company’s concentration policy into consideration for purposes of the Fund’s own industry concentration policy.

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Collateralized Bond Obligations, Collateralized Loan Obligations and other Collateralized Debt Obligations: The Fund may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”) and other similarly structured securities that provide indirect exposure to the underlying asset class. CBOs, CLOs and CDOs are types of asset-backed securities that provide indirect exposure to the underlying asset class. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate commercial real estate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which the Fund invests. CBOs, CLOs and other CDOs may carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default; (iii) the possibility that investments in CBOs, CLOs and other CDOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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Derivative Instruments: The Fund may, but is not required to, utilize various derivative strategies (both long and short positions)involving the purchase or sale of futures and forward contracts(including foreign currency exchange contracts), call and put options, credit default swaps, total return swaps, basis swaps and other swap agreements and other derivative instruments for investment purposes, leveraging purposes or in an attempt to hedge against market, credit, interest rate, currency and other risks in the portfolio.

The Fund may invest in cash equivalents and treasuries. The Fund may invest in securities of other investment companies (including those advised by PIMCO), including closed‑end funds, exchange-traded funds and other open‑end funds. The Fund may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use by certain registered investment companies advised by PIMCO in connection with their cash management activities.
There is no limit on the maturity or duration of any individual security in which the Fund may invest.
The Fund may invest in assets involving leases whereby the tenant is obligated to pay all the expenses of the property, including real estate taxes, building insurance, and maintenance (“triple net leased”). These leases can be signed across property sectors, including office and select retail, to which the Fund plans to gain exposure.
The Fund has received exemptive relief from the SEC that, to the extent the Fund relies on such relief, permits it to (among other things) co‑invest with certain other persons, including certain affiliates of the Investment Manager and certain public or private funds managed by the Investment Manager and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co‑investments imposes extensive conditions on any co‑investments made in reliance on such relief.
Effective March 16, 2026, the “Investment Selection Strategies” subsection of the “Prospectus Summary” section of the Prospectus and the “Investment Selection Strategies” subsection of the “Investment Objectives and Strategies” section of the Prospectus are deleted in their entirety and replaced with the following:
In selecting investments for a Fund, PIMCO develops an outlook for interest rates, economic conditions, and real estate market. The proportion of a Fund’s assets committed to a specific investment varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets, and other factors. In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion.
Effective March 16, 2026, the fifth paragraph in the “Investments in Thematically-Driven Stabilized Real Estate and Single Tenant Properties” subsection of the “Investment Objectives and Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:
Property Types and Sectors. The Fund may invest across various property types and sectors including, but not limited to, commercial, residential, industrial, office, retail, hospitality, and select niche sectors. The Fund’s exposure to any of the below property types may change based on PIMCO’s outlook. The following is not an exhaustive list of asset classes or strategies that the Fund may target, and the Fund may not target all (or any one) of the following asset classes or strategies at any given time:
Effective March 16, 2026, the following is added after the fifth paragraph in the “Investments in Thematically-Driven Stabilized Real Estate and Single Tenant Properties” subsection of the “Investment Objectives and Strategies” section of the Prospectus:
Commercial Properties. Commercial properties generally include stabilized, income-oriented properties, which are properties that are well leased to tenants (that is, the property has favorable occupancy rates) and do not require material capital improvements. Commercial properties may include properties from the residential, industrial, office, retail, hospitality and select niche sectors.
Effective March 16, 2026, the sixth paragraph in the “Investments in Thematically-Driven Stabilized Real Estate and Single Tenant Properties” subsection of the “Investment Objectives and Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:
Residential Properties. Residential properties are generally defined as having five or more dwelling units that are part of a single complex and offered for rental use, and also include single-family residential properties offered for rental use. This may include apartment, student housing or senior living. Residential properties may also include existing single-family residential properties that are acquired in order to redevelop or renovate with the intention to resell within a short timeframe.

Risk Factors [Table Text Block]
Effective March 16, 2026, the following is added to the “Principal Risks of the Fund” section in the Prospectus:
Investments in REITs Risk
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not typically taxed on the income distributed to shareholders.
REITs are sometimes informally characterized as: equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, hybrid REITs combine characteristics of both equity REITs and mortgage REITs. Finally, REITs may either be public or private. Private REITs are not traded on a national securities exchange, whereas public REITs are traded on a national securities exchange. Accordingly, private REITs may be less liquid than public REITs. This reduces the ability of the Fund to redeem its investment in a private REIT early. Private REITs are also generally harder to value and may bear higher fees than public REITs.
An investment in a REIT, or in a real estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand. Additional risks include changes in interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Real estate income and values may also be affected by demographic trends, such as population shifts or changing tastes, preferences (such as remote work arrangements) and social values. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and real estate market conditions (such as oversupply of real estate for rent or sale or vacancies, potentially for extended periods), reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs and costs to convert properties for other uses, and default risk and credit quality of tenants and borrowers and other factors. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties. The underlying properties may be subject to mortgage loans, which may also be subject to the risks of default. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.
Residential Real Estate Risk
The Fund expects to invest in residential real estate, including rental properties, and instruments providing exposure to residential real estate, such as REITs. Regional, national, and international economic conditions can affect the residential real estate industry, including rental properties. A downturn or slowdown in the rental demand for single- or multi-family housing caused by adverse economic, regulatory, or environmental conditions, or other events may have a negative impact on the Fund’s investments. In addition, adverse economic conditions, including those resulting from deteriorating market conditions, natural disasters, public health or political events, could negatively impact tenants. A decline in the economic conditions of tenants could lead to lease defaults, terminations by one or more tenants, or landlord-tenant disputes.
In addition, the Fund may also invest in single-family residential properties that are acquired in order to redevelop or renovate with the intention to resell within a short timeframe. Redevelopment or renovation projects involve various risks, including the risk of cost overruns and non‑completion. In addition, these projects may be subject to permitting or construction delays or delays caused by adverse environmental conditions. If a redevelopment or renovation project is not completed in a timely manner, it can result in increased costs or cause the property to be put on the market at a less favorable time, which would ultimately reduce the project’s overall profitability. In addition, there is a risk that the property may not be sold at a favorable price or at all once the property has been redeveloped or renovated.

Investments in REITs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in REITs Risk
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not typically taxed on the income distributed to shareholders.
REITs are sometimes informally characterized as: equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, hybrid REITs combine characteristics of both equity REITs and mortgage REITs. Finally, REITs may either be public or private. Private REITs are not traded on a national securities exchange, whereas public REITs are traded on a national securities exchange. Accordingly, private REITs may be less liquid than public REITs. This reduces the ability of the Fund to redeem its investment in a private REIT early. Private REITs are also generally harder to value and may bear higher fees than public REITs.
An investment in a REIT, or in a real estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand. Additional risks include changes in interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Real estate income and values may also be affected by demographic trends, such as population shifts or changing tastes, preferences (such as remote work arrangements) and social values. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and real estate market conditions (such as oversupply of real estate for rent or sale or vacancies, potentially for extended periods), reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs and costs to convert properties for other uses, and default risk and credit quality of tenants and borrowers and other factors. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties. The underlying properties may be subject to mortgage loans, which may also be subject to the risks of default. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Residential Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Residential Real Estate Risk
The Fund expects to invest in residential real estate, including rental properties, and instruments providing exposure to residential real estate, such as REITs. Regional, national, and international economic conditions can affect the residential real estate industry, including rental properties. A downturn or slowdown in the rental demand for single- or multi-family housing caused by adverse economic, regulatory, or environmental conditions, or other events may have a negative impact on the Fund’s investments. In addition, adverse economic conditions, including those resulting from deteriorating market conditions, natural disasters, public health or political events, could negatively impact tenants. A decline in the economic conditions of tenants could lead to lease defaults, terminations by one or more tenants, or landlord-tenant disputes.
In addition, the Fund may also invest in single-family residential properties that are acquired in order to redevelop or renovate with the intention to resell within a short timeframe. Redevelopment or renovation projects involve various risks, including the risk of cost overruns and non‑completion. In addition, these projects may be subject to permitting or construction delays or delays caused by adverse environmental conditions. If a redevelopment or renovation project is not completed in a timely manner, it can result in increased costs or cause the property to be put on the market at a less favorable time, which would ultimately reduce the project’s overall profitability. In addition, there is a risk that the property may not be sold at a favorable price or at all once the property has been redeveloped or renovated.